Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares
Convertible Redeemable Preferred Shares

17. Convertible Redeemable Preferred Shares

The following table summarizes the issuances of convertible redeemable preferred shares (collectively, “Preferred Shares”).

		Original
		Issuance Price
		per Share
Name	Issuance Date	US$	Number of Shares
Series A Preferred Shares	August 22, 2014	$0.40	8,000,000
Series B Preferred Shares	January 16, 2015	$1.05	10,476,190
Series C-1 Preferred Shares	January 18, 2016	$2.00	1,030,126
Series C Preferred Shares	March 31, 2016	$3.88	4,902,554
Series D Preferred Shares	December 20, 2017 and January 9, 2018	$5.89-$6.20	9,750,676
Series D+ Preferred Shares	February 9, 2018 and February 28, 2018	$7.52	3,497,954
Series E Preferred Shares	August 23, 2018	$10.55-$11.72	6,164,979

The key terms of the Preferred Shares are as follows:

Conversion right

The Preferred Shares are convertible, at the option of the holders, into the Company’s ordinary shares before August 23, 2018 or Class B ordinary shares after the establishment of dual class share structure on August 23, 2018 at an initial conversion ratio of 1:1 at any time after the original issuance date. In the event that the Company issues additional ordinary shares at a price lower than the then-applicable conversion price for the Preferred Shares, the conversion price of the Preferred Shares shall be adjusted. The conversion prices are also subject to adjustments upon certain dilution events. In addition, the Preferred Shares are automatically convertible into such number of Class B ordinary shares of the Company as shall be determined by reference to the then effective and applicable conversion ratio upon the closing of a qualified IPO as defined in the Memorandum and Articles of Association.

Redemption right

Series A Preferred Shares were redeemable at any time and from time to time on or after the earlier date of the occurrence of (i) the Company fails to consummate a Qualified IPO or a Trade Sale as defined in the Memorandum and Articles of Association within four (4) years following the Series A Preferred Share issuance date, or (ii) the occurrence of certain redemption event as defined in the Memorandum and Articles of Association. The redemption price shall be one hundred percent (100%) of the issue price of Series A Preferred Share plus interest calculated at a ten percent (10)% compound interest rate.

Series B Preferred Shares were redeemable at any time and from time to time on or after the earlier date of the occurrence of (i) the Company fails to consummate a Qualified IPO or a Trade Sale as defined in the Memorandum and Articles of Association within sixty (60) months following the Series B Preferred Share issuance date, or (ii) the occurrence of certain redemption event as defined in the Memorandum and Articles of Association. The redemption price shall be one hundred percent (100%) of the issue price of Series B Preferred Share plus interest calculated at a ten percent (10)% compound interest rate.

Series C-1 Preferred Shares were redeemable at any time and from time to time on or after the earlier date of the occurrence of (i) the Company fails to consummate a Qualified IPO or a Trade Sale as defined in the Memorandum and Articles of Association within sixty (60) months following the Series C-1 Preferred Share issuance date, or (ii) the occurrence of certain redemption event as defined in the Memorandum and Articles of Association. The redemption price shall be one hundred percent (100%) of the issue price of Series C-1 Preferred Share plus interest calculated at a ten percent (10%) compound interest rate.

17. Convertible Redeemable Preferred Shares (Continued)

Redemption right (Continued)

Series C Preferred Shares were redeemable at any time and from time to time on or after the earlier date of the occurrence of (i) the Company fails to consummate a Qualified IPO or a Trade Sale as defined in the Memorandum and Articles of Association within sixty (60) months following the Series C Preferred Share issuance date, or (ii) the occurrence of certain redemption event as defined in the Memorandum and Articles of Association. The redemption price shall be one hundred percent (100%) of the issue price of Series C Preferred Share plus interest calculated at a ten percent (10%) compound interest rate.

Series D Preferred Shares were redeemable at any time and from time to time on or after the earlier date of the occurrence of (i) the Company fails to consummate a Qualified IPO or a Trade Sale as defined in the Memorandum and Articles of Association prior to the December 31, 2021, or (ii) the occurrence of certain redemption event as defined in the Memorandum and Articles of Association. The redemption price shall be one hundred percent (100%) of the issue price of Series D Preferred Share plus interest calculated at a ten percent (10%) compound interest rate.

The redemption date for then existing Preferred Shares was modified to December 31, 2021 to be aligned to the redemption date of the Series D Preferred Shares.

Series D + Preferred Shares were redeemable at any time and from time to time on or after the earlier date of the occurrence of (i) the Company fails to consummate a Qualified IPO or a Trade Sale as defined in the Memorandum and Articles of Association prior to the December 31, 2021, or (ii) the occurrence of certain redemption event as defined in the Memorandum and Articles of Association. The redemption price shall be one hundred percent (100%) of the issue price of Series D+ Preferred Share plus interest calculated at a ten percent (10%) compound interest rate.

Series E Preferred Shares were redeemable at any time and from time to time on or after the earlier date of the occurrence of (i) the Company fails to consummate a Qualified IPO or a Trade Sale as defined in the Memorandum and Articles of Association prior to the December 31, 2021, or (ii) the occurrence of certain redemption event as defined in the Memorandum and Articles of Association. The redemption price shall be one hundred percent (100%) of the issue price of Series E Preferred Share plus interest calculated at a ten percent (10%) compound interest rate.

Voting Right

According to the Memorandum and Articles of Association of the Company, except as otherwise required by law or as set forth herein, the holder of each Class B ordinary share issued and outstanding shall have one (1) vote for each Ordinary Share held by such holder, and the holder of each series of Preferred Shares shall be entitled to the number of votes equal to the number of Class B ordinary shares into which such series of Preferred Shares could be converted at the record date for determination of the members entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of members is solicited, such votes to be counted together with all other shares of the Company having general voting power and not counted separately as a class.

Dividend

The Directors may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available therefor. Such dividends shall be payable and accrue when, as and if declared by the Board and shall be on non-accumulative basis. No dividend or distribution shall be payable except out of the profits of the Company, realized or unrealized, or out of the Share Premium Account or as otherwise permitted by the Statute.

17. Convertible Redeemable Preferred Shares (Continued)

Dividend (Continued)

The order of distribution or payment shall be made from senior shares to junior shares. That is from the holders of Series E Preferred Shares to holders of Series A Preferred Shares, except the holders of Series C-1 and Series C Preferred Shares, who do not have dividends rights. No distribution to junior Preferred Shares until full payment of the amount distributable or payable on the senior Preferred Shares, which is greater of (i) 10% of each Preferred Share original issue price per annum; or (ii) the dividends such holder would have received as if converted to Class B ordinary shares.

Liquidation

In the event of any liquidation, dissolution, winding up or deemed liquidation of the Company, amount equal to one hundred and fifty percent (150%) of the each Preferred Share Original Issue Price (in each case as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), plus all dividends declared and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per each Preferred Share, then held by such holder. If the assets of the Company shall be insufficient to make payment of the foregoing amounts in full on holders of such Preferred Shares, then such assets shall be distributed among the holders of this category Preferred Shares ratably in proportion to the full amounts to which they would otherwise be respectively entitled thereon.

The order of distribution or payment shall be made from senior shares to junior shares. That is from the holders of Series E Preferred Shares to holders of Series A Preferred Shares, except the holders of Series C-1 Preferred Shares, who don’t have preferential liquidation right. No distribution to junior Preferred Shares until full payment of the amount distributable or payable on the senior Preferred Shares. After distribution or payment in full of the amount distributable or payable on the Preferred Shares, the remaining assets of the Company available for distribution to Members shall be distributed ratably among the holders of outstanding Ordinary Shares and the holders of outstanding Preferred Shares in proportion to the number of outstanding Ordinary Shares held by them (with outstanding Preferred Shares treated on an as- converted basis).

Deemed liquidation events include: i) any consolidation, amalgamation or merger of the Company or any other restructure which results in the change in control; ii) a sale, lease, transfer or other disposition of all or substantially all of the assets of the Group; iii) the exclusive licensing of all or substantially all of the Group’s intellectual property to third party.

Accounting of Preferred Shares—Series A, Series B, Series C, Series D, Series D+ and Series E

The Company has classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets as they are contingently redeemable at the options of the holders. In addition, the Company records accretions of the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. The accretions using the effective interest method, are recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares is recognized at the respective fair value at the date of issuance net of issuance costs. The issuance costs for Series A, Series B, Series C, Series D, Series D+ and Series E Preferred Shares were RMB190, RMB3,082, RMB nil, RMB12,221, RMB4,197 and RMB7,407, respectively.

The Company has determined that there was no beneficial conversion feature attributable to the Preferred Shares because the initial effective conversion prices of these Preferred Shares were higher than the fair value of the Company’s common shares determined by the Company taking into account independent valuations.

17. Convertible Redeemable Preferred Shares (Continued)

Series C-1 Preferred Share financing

In January 2016 (the “Series C-1 Financing Closing Date”), pursuant to a share purchase agreement with Chinese Rose Investment Limited (“Chinese Rose”) and a business cooperation agreement entered into by and between an affiliate of Chinese Rose and Beijing So-Young, the Company issued 1,030,126 Series C-1 Preferred Shares in exchange for certain strategic business resources such as providing marketing support to the Company for a period of time according to the business cooperation agreement. All strategic business resources have been provided by Series C-1 Preferred Shares investor at the end of December 31, 2017.

The Group accounted for the issuance of Series C-1 Preferred Shares in exchange for the above-mentioned business resources as stock-based compensation with non-employee in accordance with ASC 505-50. As such business resources are required to be provided over a period of time but the Series C-1 Preferred Shares granted to Chinese Rose were fully vested and nonforfeitable on the Series C-1 financing closing date, the Group recognized the prepaid expense and the corresponding mezzanine classified Preferred Shares based on the fair value of Series C-1 Preferred Shares on the date that the Group and Chinese Rose entered into the share subscription agreement, net of issuance cost. The prepaid expense was subsequently amortized over the business resources providing period at the same manner as if the Group paid cash to a vendor in exchange for these business resources over the contractual period. The issuance costs for Series C-1 Preferred Shares were RMB309.

17. Convertible Redeemable Preferred Shares (Continued)

The Company’s Preferred Shares activities for the year ended December 31, 2019 are summarized below:

			Conversion
			of Preferred
			Shares to
		Accretions	ordinary
		of Preferred	shares upon
	Balance as	Shares to	the	Balance as of
	of January 1,	Redemption	completion	December 31,
	2019	value	of the IPO	2019
Series A Preferred Shares
Number of shares	8,000,000	—	(8,000,000)	—
Amount (RMB)	30,440	1,094	(31,534)	—
Series B Preferred Shares
Number of shares	10,476,190	—	(10,476,190)	—
Amount (RMB)	99,075	3,743	(102,818)	—
Series C-1 Preferred Shares
Number of shares	1,030,126	—	(1,030,126)	—
Amount (RMB)	17,769	628	(18,397)	—
Series C Preferred Shares
Number of shares	4,902,554	—	(4,902,554)	—
Amount (RMB)	161,101	5,544	(166,645)	—
Series D Preferred Shares
Number of shares	9,750,676	—	(9,750,676)	—
Amount (RMB)	422,035	15,618	(437,653)	—
Series D+ Preferred Shares
Number of shares	3,497,954	—	(3,497,954)	—
Amount (RMB)	178,035	6,688	(184,723)	—
Series E Preferred Shares
Number of shares	6,164,979	—	(6,164,979)	—
Amount (RMB)	487,494	16,904	(504,398)	—
Total number of Preferred Shares	43,822,479	—	(43,822,479)	—
Total amount of Preferred Shares (RMB)	1,395,949	50,219	(1,446,168)	—

Upon the completion of the IPO, all of issued and outstanding Preferred Shares automatically converted into ordinary shares on a one-for-one basis.